Equity Transactions During December 2015 and Jan 2016 (Details) - USD ($)	Jan. 04, 2016	Dec. 31, 2015	Dec. 29, 2015	Dec. 14, 2015	Dec. 10, 2015	Dec. 07, 2015
Equity Transactions During December 2015 and Jan 2016 Details
Convertible debt					$ 507,807
Debt converted, at a price					$ 2.50
Debt converted into warrants					20,312
Warrants exercisable into Series B Preferred Stock at a price					$ 0.01
Shares were issued on conversion of a convertible promissory note	$ 571,962,181	$ 72,878,760	$ 200,000,000	$ 220,000,000		$ 100,000,000